Condensed Statement of Changes in Shareholders' Equity (Unaudited) (Parentheticals) - USD ($)			3 Months Ended
	Feb. 23, 2021	Dec. 31, 2020	Mar. 31, 2021
Underwriting commissions and offering expenses			$ 34,500,000
Private Warrants			$ 8,900,000
Class B Ordinary shares [Member]
Shares issued	8,625,000	8,625,000
Common stock subject to forfeiture shares	1,125,000	1,125,000